Common Stock Options (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of all common stock option activity
Outstanding shares, beginning of period	4,644,428	4,536,928
Options granted, shares	125,000	220,000
Options forfeited, shares	15,000	(11,250)
Options exercised
Outstanding shares	4,754,428	4,644,428
Exercisable shares, beginning of period	3,781,096	2,786,928
Exercisable shares,end of period	4,312,762	3,781,096
Outstanding weighted average exercise price, beginning	$ 0.68	$ 0.68
Options granted, weighted average exercise price	.53	0.51
Options forfeited, weighted average exercise price	$ .13	$ 0.50
Options exercised, weighted average exercise price
Outstanding weighted average exercise price, ending	$ .67	$ 0.68
Exercisable, weighted average exercise price, Beginning of period	0.68	0.69
Exercisable, weighted average exercise price, End of period	$ .68	$ 0.68